SUBSIDIARIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 12, 2011	Dec. 31, 2010	Dec. 31, 2009
Ownership interests:
Subsidiary Ownership Percentage	100.00%
Cash and cash equivalents	$ 103,100	$ 66,327	$ 49,218			$ 53,558
Restricted Cash and Cash Equivalents, Noncurrent	145,725	190,523
Vessels, net	1,281,591	707,147
Assets	1,721,219	1,510,974
Accrued Liabilities, Current	20,088	26,530
Long-term Debt, Current Maturities	156,363	64,822
Amounts due to related parties	5,989	4,429
Long-term Debt, Excluding Current Maturities	733,108	639,697
Liabilities	1,151,092	1,269,430
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	570,127	241,544	298,033	386,375	376,940
Liabilities and Equity	1,721,219	1,510,974
PT Pesona [Member]
Ownership interests:
Percentage Owned by Third Party	51.00%
Faraway Maritime Shipping Company [Member]
Ownership interests:
Subsidiary Ownership Percentage	60.00%
PT Golar Indonesia
Ownership interests:
Cash and cash equivalents	8,225	3,979
Restricted Cash and Cash Equivalents, Noncurrent	9,980	5,474
Vessels, net	354,255	375,443
Other Assets	9,056	6,335
Assets	381,516	391,231
Accrued Liabilities, Current	25,020	31,778
Long-term Debt, Current Maturities	14,300	14,300
Amounts due to related parties	189,835	199,891
Long-term Debt, Excluding Current Maturities	126,400	140,700
Other Liabilities	6,283	1,335
Liabilities	361,838	388,004
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	19,678	3,227
Liabilities and Equity	$ 381,516	$ 391,231